BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Building and Leasehold Improvements	3 Months Ended
Mar. 31, 2023
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	26 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years